Document and Entity Information	Dec. 23, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 23, 2020
Entity Registrant Name	AMERICAN EXPRESS CREDIT CORP
Entity Central Index Key	0000004969
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6908
Entity Tax Identification Number	11-1988350
Entity Address, Address Line One	200 Vesey Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10285
City Area Code	212
Local Phone Number	640-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	0.625 percent Senior Notes, due November 22, 2021
Trading Symbol	AXP/21
Security Exchange Name	NYSE
Entity Emerging Growth Company	false